GENERAL (Tables)	6 Months Ended
Jun. 30, 2023
GENERAL
Schedule of data regarding Israeli CPI and exchange rates of the U.S. dollar, the Euro and the Swiss Franc in relation to the NIS

	Israeli	Exchange rate of
	CPI	€ 1	U.S. $1	CHF 1

For the year ended	Points*	NIS
June 30, 2023	246.7	4.02	3.7	4.11
June 30, 2022	236.8	3.64	3.5	3.65
December 31, 2022	241.4	3.75	3.52	3.82

Change during the period	%
June 2023 (6 months)	2.2	7.2	5.1	7.6
June 2022 (6 months)	3.2	3.4	12.5	7.3
December 31, 2022	5.2	6.5	13.2	12.4
*	The index on an average basis of 1993 = 100.